Long-Term Debt (Details)			12 Months Ended				2 Months Ended		10 Months Ended	12 Months Ended			2 Months Ended			12 Months Ended												12 Months Ended																												1 Months Ended	2 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option One [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Two [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Three [Member]	Dec. 31, 2011 Eurocurrency Rate [Member] Parent Election, Option Four [Member]	Dec. 31, 2011 Successor [Member] USD ($)	Jun. 30, 2012 Successor [Member] USD ($)	Nov. 03, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Dec. 31, 2009 Predecessor [Member] USD ($)	Nov. 30, 2011 Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility and Term B-2 Facility [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Federal Funds Effective Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Two [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Term B-2 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Greater of, Option Three [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Dollar Term B-1 Facility, Euro Term B-1 Facility, Revolving Credit Facility [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Eurocurrency Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Successor [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Jun. 30, 2012 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] Senior Revolving Credit Facility - due 2016 [Member] Previously Reported [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facility [Member] USD ($)	Jun. 30, 2012 Senior Secured Credit Facility [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Successor [Member] USD ($)		Dec. 31, 2010 Senior Secured Credit Facility [Member] Senior Credit Facility - due 2013 [Member] Predecessor [Member] USD ($)		Dec. 31, 2011 Term Credit Facilities [Member] Successor [Member] Base Rate [Member] Greater of, Option Four [Member]	Jun. 30, 2012 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Eurocurrency Rate [Member]	Dec. 31, 2011 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Successor [Member] Base Rate [Member]	Dec. 31, 2010 Term Credit Facilities [Member] Senior Term B-2 Credit Facility - due 2016 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Dollar B-1Term Facility, Euro B-1 Term Facility [Member] Successor [Member]	Jun. 30, 2012 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Dollar Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Jun. 30, 2012 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Successor [Member] EUR (€)	Dec. 31, 2010 Term Credit Facilities [Member] Senior Euro Term B-1 Credit Facility - due 2018 [Member] Predecessor [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Jun. 30, 2012 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Nov. 30, 2011 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Successor [Member] Written Call Option [Member] Warrant [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2010 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 21, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] USD ($)	Dec. 31, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] option	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] USD ($)	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Purchased Call Option [Member] Warrant [Member] Common Stock [Member]	Apr. 15, 2008 Convertible Senior Notes [Member] 3.25% Convertible Senior Notes due 2015 [Member] Predecessor [Member] Written Call Option [Member] Warrant [Member] Common Stock [Member]	Jun. 30, 2012 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Secured Notes [Member] 10.5% Second Lien Senior Secured Notes due 2018 [Member] Predecessor [Member] USD ($)	Jun. 30, 2012 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Nov. 30, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] USD ($)	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2014 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] Prior to November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2015 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2016 [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Successor [Member] On or after November 1, 2017 [Member]	Dec. 31, 2010 Senior Unsecured Notes [Member] 12.5% Senior Unsecured Notes due 2019 [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Beginning March 31, 2012 [Member] Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,759,102,000	$ 4,779,701,000																						$ 0	[1]	$ 0	[1]	$ 0			$ 0					$ 0	[1]	$ 527,333,000	[1]		$ 323,375,000	$ 325,000,000				$ 0		$ 1,621,850,000	$ 1,630,000,000		$ 0	$ 313,176,000	$ 324,000,000		$ 0		$ 701,000	$ 701,000				$ 690,000,000							$ 1,750,000,000	$ 1,750,000,000							$ 0	$ 750,000,000	$ 750,000,000							$ 0
Less: Discount, net of accretion	(109,318,000)	(116,482,000)																																							(8,627,000)	(9,487,000)				0		(52,298,000)	(55,942,000)		0	(14,521,000)	(15,430,000)		0		0					(112,543,000)							(29,488,000)	(31,063,000)							0	(4,384,000)	(4,560,000)							0
Long-term Debt	4,649,784,000	4,663,219,000					4,663,219,000			1,104,790,000
Less: Current installments	(23,399,000)	(23,491,000)					(23,491,000)	(23,399,000)		(169,500,000)
Long-term debt, net of current installments and discount	4,626,385,000	4,639,728,000					4,639,728,000	4,626,385,000		935,290,000
Senior Secured Credit Facilities [Abstract]
Credit facility, maximum borrowing capacity																														200,000,000													325,000,000							1,630,000,000				250,000,000
Revolving credit facility, available for letters of credit												75,000,000
Revolving credit facility, available for swing-line loans												25,000,000
Letters of credit, amount outstanding							5,700,000	4,600,000																				12,200,000	11,500,000			17,900,000
Credit facility, remaining borrowing capacity																												187,800,000	188,500,000			182,100,000
Credit facility, unused capacity, commitment fee percentage																												0.50%
Interest [Abstract]
Credit facility, variable rate basis																federal funds effective rate	eurocurrency rate
Credit facility, basis spread on variable rate														0.50%			1.00%	5.75%	4.75%																									5.25%	4.25%
Credit facility, interest rate floor															1.25%
Credit facility, basis spread on variable rate for the next fiscal quarter																				5.25%	5.75%	4.25%	4.75%
Weighted average nominal interest rate for senior secured credit facility																																		6.93%	6.94%
Interest rate added on past due amounts							2.00%
Collateral [Abstract]
Maximum percentage of voting stock (in hundredths)																																	65.00%																																					65.00%
Present and future real property pledged as collateral																																	20,000,000																																					20,000,000
Maturity [Abstract]
Quarterly installments as percentage of original principal amount													1.00%
Voluntary Prepayments [Abstract]
Prepayment penalty as a percentage of total prepayment amount																																										1.00%					1.00%
Mandatory Repayments [Abstract]
Mandatory repayments due to disposition of certain property, percentage of proceeds													100.00%
Mandatory repayments due to issuance or incurrence of debt, percentage of proceeds													100.00%
Mandatory repayments, percentage of excess annual cash flow													50.00%
Mandatory repayments, percentage of excess annual cash flow, first stepdown													25.00%
Mandatory repayments, percentage of excess annual cash flow, second stepdown													0.00%
Covenants [Abstract]
Leverage ratio of debt to EBITDA																																																																																							8.50
Ratio of EBITDA to interest expense																																																																																							1.10
10.5% Second Lien Senior Secured Notes and 12.5% Senior Unsecured Notes [Abstract]
Debt instrument, face amount																																																													690,000,000		690,000,000								1,750,000,000									750,000,000
Interest rate on senior long-term debt																																								2.25%																					3.25%		3.25%							10.50%									12.50%
Aggregate principal amount of notes redeemable prior to November 1, 2014																																																																								35.00%									35.00%
Debt instrument, redemption price, percentage																																																																								110.50%	100.00%	105.25%	102.625%	100.00%					112.50%	100.00%	106.25%	103.125%	100.00%
Redemption price of notes as percentage of principal plus accrued interest in event of change of control																																																																						101.00%									101.00%
3.25% Convertible Senior Notes and Related Note Hedge and Warrants [Abstract]
Convertible notes, conversion price per $1,000																																																								1,456.30
Option Indexed to Issuer's Equity, Indexed Shares																																																																			13,400,000	13,400,000
Initial conversion price (in dollars per share)																																																																		$ 51.34
Convertible notes, increase in conversion rate (in dollars per share)																																																								1.7834
Repurchase and conversion of convertible notes																																																									1,000,000,000
Effective initial conversion price (in dollars per share)																																																																$ 60.41
Approximate excess of initial conversion price over closing price (in hundredths)																																																																50.00%
Net cost of note hedge and warrants																																																													48,700,000
Purchased call options, number issued																																																																	690,000
Initial conversion ratio (in shares)																																																								21.2598									19.4764
Settlement of convertible debt hedges							314,856,000		0	0	0																																																314,800,000
Settlement of convertible debt warrants							280,220,000		0	0	0																																																	280,200,000
Net settlement of convertible debt hedges and convertible debt warrants																																																								34,600,000
Interest and Future Maturities [Abstract]
Interest paid, net of cash received from interest rate derivatives							25,100,000		37,600,000	53,300,000	70,000,000
Maturities of Long-term Debt [Abstract]
2012		23,491,000
2013		22,790,000
2014		22,790,000
2015		22,790,000
2016		331,540,000
Thereafter		4,356,300,000
Debt instrument, variable rate basis, interest rate determination period			1 month	2 months	3 months	6 months											1 month
Payment of commitment fees and debt issuance costs							$ 32,300,000

[1]	All outstanding amounts were repaid in connection with the Merger completed on November 4, 2011.